Short-Term Investments - Additional Information (Detail)	Jun. 30, 2022
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Short Term Investments [Line Items]
Short term investment average coupon rate	0.35%
Top of Range
Short Term Investments [Line Items]
Short term investment average coupon rate	2.00%